SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) segment shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2025 USD ($)	Sep. 30, 2025 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum cash balance insured	$ 70,000			¥ 500,000
Cash balance, insured	319,103		$ 6,548,601
Cash balance, uninsured	142,275		5,817,823
Allowance for credit loss on accounts receivable	861,117		653,470
Allowance for credit loss to vendors	0		0
Impairment of long-lived assets	0		0
Impairment for ROU lease assets	$ 0		$ 0
Year-end spot rate	7.119	7.0176	7.2567	7.119
Average rate	7.1939	7.2026	7.2169	7.1939
Contract assets	$ 0		$ 0
Deferred revenue	1,523		$ 1,007
Revenue recognized from opening deferred revenue	$ 1,007	$ 14,099
VAT tax rate	6.00%
Antidilutive securities | shares	0	0
Capitalized research and development costs	$ 0	$ 0
Research and development	119,339	113,652
Employee social security and welfare benefits	$ 68,561	$ 69,312
Number of operating segments | segment	3